Before you invest, you may want to review the fund’s prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus and other information about the fund, including the fund’s statement of additional information, online at funds.mfs.com.  You can also get this information at no cost by calling 1-800-225-2606 or by sending an e-mail request to orderliterature@mfs.com.  The fund’s prospectus and statement of additional information, both dated September 28, 2011, as may be supplemented from time to time, are incorporated by reference into this Summary Prospectus.

CLASS	TICKER SYMBOL
Class A	MDIDX
Class B	MDIFX
Class C	MDIGX
Class I	MDIJX
Class 529A	MDIEX
Class 529B	MDIMX
Class 529C	MDINX
Class R1	MDIOX
Class R2	MDIKX
Class R3	MDIHX
Class R4	MDITX

Summary of Key Information

Investment Objective
The fund’s investment objective is to seek capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Expenses have been adjusted to reflect certain current fee arrangements.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers or Reductions” on page 8 of the fund’s prospectus and “Waivers of Sales Charges” on page I-14 of the fund’s statement of additional information Part I.

Shareholder Fees (fees paid directly from your investment):

Share Class	A	529A	B AND 529B	C AND 529C	I	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00% #	None	4.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Share Class	A	B	C	I	529A	529B	529C	R1	R2	R3	R4
Management Fee	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	0.25%	1.00%	1.00%	1.00%	0.50%	0.25%	None
Other Expenses	0.04%	0.04%	0.04%	0.04%	0.14%	0.14%	0.14%	0.04%	0.04%	0.04%	0.04%
Acquired (Underlying) Fund Fees and Expenses	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%
Total Annual Fund Operating Expenses	1.35%	2.10%	2.10%	1.10%	1.45%	2.20%	2.20%	2.10%	1.60%	1.35%	1.10%
Fee Reductions and/or Expense Reimbursements 1	0.00%	0.00%	0.00%	0.00%	(0.05%)	(0.05%)	(0.05%)	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	1.35%	2.10%	2.10%	1.10%	1.40%	2.15%	2.15%	2.10%	1.60%	1.35%	1.10%

#	On shares purchased without an initial sales charge and redeemed within 24 months of purchase.
1
The fund's distributor, MFS Fund Distributors, Inc. ("MFD"), has agreed in writing to waive the program management fee for each of the fund's Class 529A, Class 529B, and Class 529C shares to 0.05% of the fund's average daily net assets attributable to each share class annually. This written agreement will expire on September 30, 2012, unless MFD elects to extend the waiver.

MFS International Diversification Fund

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$705	$978	$1,272	$2,105
Class B Shares assuming
redemption at end of period	$613	$958	$1,329	$2,240
no redemption at end of period	$213	$658	$1,129	$2,240
Class C Shares assuming
redemption at end of period	$313	$658	$1,129	$2,431
no redemption at end of period	$213	$658	$1,129	$2,431
Class I Shares	$112	$350	$606	$1,340
Class 529A Shares	$709	$1,003	$1,317	$2,206
Class 529B Shares assuming
redemption at end of period	$618	$983	$1,375	$2,340
no redemption at end of period	$218	$683	$1,175	$2,340
Class 529C Shares Assuming
redemption at end of period	$318	$683	$1,175	$2,530
no redemption at end of period	$218	$683	$1,175	$2,530
Class R1 Shares	$213	$658	$1,129	$2,431
Class R2 Shares	$163	$505	$871	$1,900
Class R3 Shares	$137	$428	$739	$1,624
Class R4 Shares	$112	$350	$606	$1,340

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies
The fund is designed to provide diversification within the international asset class by investing the majority of its assets in other mutual funds advised by MFS (Massachusetts Financial Services Company, the fund’s Investment adviser), referred to as underlying funds. The underlying funds are selected based on underlying fund classifications, historical risk, performance, and other factors. MFS seeks to diversify the fund's investments in terms of market capitalization (by including large, mid, and/or small cap underlying funds), by style (by including both growth and value underlying funds), and by geographic region (by including developed and emerging market underlying funds).  However, MFS may invest a relatively large percentage of the underlying funds’ assets in a single country, a small number of countries, or a particular geographic region. As of September 28, 2011, the fund’s target allocation among underlying funds was:

MFS Emerging Markets Equity Fund	10%
MFS International Growth Fund	25%
MFS International New Discovery Fund	10%
MFS International Value Fund	25%
MFS Research International Fund	30%

Principal Risks
As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Foreign and Emerging Markets Risk: Exposure to foreign markets, especially emerging markets, through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Emerging markets can have less developed markets and less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Currency Risk: The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions, and a decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Geographic Concentration Risk: The fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.  Derivatives can involve leverage.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Investment Selection and Allocation Risk:  MFS’ analysis of an investment and its assessment of the mix of general risk and return characteristics of asset classes and underlying funds can be incorrect and can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or funds that invest in similar asset classes.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

MFS International Diversification Fund

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Performance Information
The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Class A Bar Chart.  The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

The total return for the six-month period ended June 30, 2011 was 5.25%.  During the period(s) shown in the bar chart, the highest quarterly return was 23.90% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (19.72)% (for the calendar quarter ended September 30, 2008).

Performance Table.

Average Annual Total Returns

(for the Periods Ended December 31, 2010)

SHARE CLASS	1 YEAR	5 YEAR	LIFE INCEPTION 9-30-2004
Returns Before Taxes
B Shares	8.37%	4.36%	8.58%
C Shares	11.42%	4.69%	8.56%
I Shares	13.57%	5.75%	9.66%
529A Shares	6.64%	3.99%	8.06%
529B Shares	8.25%	4.18%	8.35%
529C Shares	11.36%	4.54%	8.39%
R1 Shares	12.46%	4.66%	8.50%
R2 Shares	13.01%	5.16%	9.01%
R3 Shares	13.26%	5.43%	9.30%
R4 Shares	13.53%	5.67%	9.58%
A Shares	6.69%	4.17%	8.27%
Returns After Taxes on Distributions A Shares	6.58%	3.28%	7.36%
Returns After Taxes on Distributions and Sale of Fund Shares A Shares	4.50%	3.34%	6.92%
Index Comparison (Reflects no deduction for fees, expenses or taxes)
MSCI All Country World (ex-US) Index (gross div)	11.60%	5.29%	9.42%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Investment Adviser
MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Thomas Melendez	2004	Investment Officer of MFS

Purchase and Sale of Fund Shares
You may purchase and redeem shares of the fund each day the New York Stock Exchange is open for trading. You may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or by overnight mail (MFS Service Center, Inc. (MFSC), c/o Boston Financial Data Services, 30 Dan Road, Canton, MA  02021-2809), by mail ([Fund Name], P.O. Box 55824, Boston, MA 02205-5824), by telephone (1-800-225-2606), or via the Internet at mfs.com (MFS Access).

The fund’s initial and subsequent investment minimums generally are as follows:

Class	Initial Minimum	Subsequent Minimum
Class A, Class B, Class C	None – automatic investment plans and certain asset-based fee programs $25 – employer-sponsored retirement plans $250 – Traditional and Roth IRAs $1,000 – other accounts	$50 – by check and non-systematic written exchange request, and via MFSC telephone representatives None – other purchases
Class I, Class R1, Class R2, Class R3, Class R4	None	None
Class 529A, Class 529B, Class 529C	$250	None

Taxes
If your shares are held in a taxable account, the fund’s distributions are taxable to you, and will be taxed as ordinary income and/or capital gains.

MFS International Diversification Fund

Payments to Broker/Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker/dealer or other financial intermediary (such as a bank), the fund, MFS, and MFS’ affiliates may pay the financial intermediary for the sale of shares of a fund and/or the servicing of shareholder accounts. These payments may create a conflict of interest by influencing your broker/dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information.